Summary of Significant Accounting Policies (Tables)	6 Months Ended
Sep. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Subsidiaries

As of September 30, 2025, the Company’s subsidiaries are detailed in the table as follows:

Name of Company	Place of incorporation	Attributable equity interest %	Issued capital
Grande Capital	Hong Kong	100	HK$	12,000,000
Grande Securities	Hong Kong	51	HK$	5,000,100

Schedule of Year-End and Year-Average Exchange Rates	The period/year-end and period/year-average exchange rates are as follows:
	September 30, 2025		March 31, 2025		September 30, 2024
	Period-end	Period-average	Year-end	Year-average	Period-end	Period-average
$: HK	$7.8000	7.8000	7.8000	7.8000	7.8000	7.8000

Schedule of Estimated Useful Lives of Leasehold Improvement and Equipment	The estimated useful lives of leasehold improvement and equipment are as follows:
Leasehold improvement	the lesser of useful life or term of lease
Office equipment and others	4 years